Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Tax Expense

	For the years ended December 31,
	2017	2016
Net operating loss before taxes	(467,058)	(88,196)
Federal income tax rate	21%	21%
Tax expense (benefit) at the statutory rate	(98,082)	(18,521)
Non-deductible items
Tax effect of stock-based compensation (non-qualifying options)	44,401	-
Change in valuation allowance	53,681	18,521
Total	-	-

Schedule of Components of Deferred Tax Assets and Liabilities

The tax effect of significant components of the Company’s deferred tax assets at December 31, 2017 and 2016, respectively, are as follows:

	2017	2016
Deferred tax asset:
Net operating loss carry forwards	101,110	47,429
Total gross deferred tax assets	101,110	47,429
Less: Deferred tax asset valuation allowance	(101,110)	(47,429)
Total net deferred tax assets	-	-